Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation
Unless otherwise specified, “the Company” refers to trivago N.V. and its respective subsidiaries throughout the remainder of these notes.
These consolidated financial statements reflect Expedia Group’s basis of accounting due to the change in control in 2013 when Expedia Group acquired a controlling ownership in trivago, as we elected the option to apply pushdown accounting in the period in which the change in control event occurred.

Seasonality and Revenue recognition
Seasonality
We experience seasonal fluctuations in the demand for our services as a result of seasonal patterns in travel. For example, searches and consequently our revenue are generally the highest in the first three quarters as travelers plan and book their spring, summer and winter holiday travel. Our revenue typically decreases in the fourth quarter. Seasonal fluctuations affecting our revenue also affect the timing of our cash flows. We typically invoice once per month, with customary payment terms. Therefore, our cash flow varies seasonally with a slight delay to our revenue, and is significantly affected by the timing of our advertising spending. Changes in the relative revenue share of our offerings in countries and areas where seasonal travel patterns vary from those described above may influence the typical trend of our seasonal patterns in the future.
Revenue recognition
We recognize revenues when control of the promised goods or services is transferred to our customers, in an amount that reflects the consideration we expect to be entitled to in exchange for those goods or services. We derive our revenues from the following streams:
Referral Revenue
We earn Referral Revenue using cost-per-click ("CPC") and cost-per-acquisition ("CPA") models. Both relate to fees earned on the display of a customer's (advertiser's) link on the trivago website.
CPC revenue is recognized after the traveler makes the click-through to the related advertiser’s website. Control is deemed to have transferred at a point in time, being when the link or advertisement has been displayed and the click-through to the customer's website has occurred.
CPA revenue is recognized when the click-through to the related advertiser's website results in a booking, as control is deemed to have transferred at that point in time. We consider the performance obligation to be satisfied when the booking has occurred. The price that an advertiser pays for a click that results in a booking is based on a percentage of the booking revenue.
The prices charged to our customers in relation to clicks or bookings for CPC or CPA advertising campaigns, respectively, are determined by participation in our marketplace and in advance of the click-through to the related advertiser's website. Thus, the amount to be recognized as revenue for the respective click or booking is fixed and determinable when the performance obligation has been satisfied.
Most of our revenue is invoiced on a monthly basis after the performance obligation has been satisfied with payment terms between 10 to 30 days. For some advertisers we require prepayments.
Other Revenue
Revenue from providing online hotel booking services is recognized when our performance obligation is satisfied. For cancellable bookings, revenue is recognized when the stayed night occurs as we provide post booking customer support services. For non-cancellable bookings, revenue is recognized upon booking confirmation as there is no remaining performance obligation to provide post booking services. We have determined that we are the agent in these transactions because we do not control the hotel rooms or bear inventory risk. Accordingly, revenue is recorded net of amounts paid to hotel suppliers. In transactions where travelers pay us in advance, we record the payments as advances from travelers (representing amounts payable to hotel suppliers) and deferred revenue (representing our commission). Payments to hotel suppliers are generally due within 30 days after guest check-in. We exclude taxes assessed by governmental authorities from the measurement of the transaction price.
Revenue from subscription services is recognized ratably over the contract term, which is generally 12 months or less from the subscription commencement date. Customers may choose to be billed annually or monthly via Single Euro Payments Area ("SEPA") or credit card. The price per subscription is fixed and determinable when the contract commences.
We also earn revenue by offering our advertisers business-to-business (B2B) solutions including: display advertisements, which are recognized as services are provided; access services, which are recognized based on the volume usage; and white label services, which are predominately recognized in accordance with CPC revenue.
These revenue streams do not represent a significant portion of our revenue.
Deferred revenue
Deferred revenue relates to advanced payments received for services provided in future periods, primarily related to refundable bookings from travelers and subscription services. At December 31, 2023, the deferred revenue balance was €1.2 million, all of which was recognized as revenue during the year ended December 31, 2024. At December 31, 2024, the deferred revenue balance was €1.0 million, all of which was recognized as revenue during the year ended December 31, 2025. At December 31, 2025, the deferred revenue balance was €3.9 million, which includes the balance acquired in connection with the Holisto acquisition.
Consolidation
Consolidation
Our consolidated financial statements include the accounts of trivago and entities we control. Intercompany balances and transactions have been eliminated in consolidation. Following the acquisition of the trivago DEALS Ltd. subsidiary (formerly Holisto Ltd.), the financial information of this subsidiary has been consolidated on a one month lag basis to facilitate timely preparation of our consolidated financial statements, with the exception of significant transactions or events that occur during the intervening one month period. As the transaction closed on July 31, 2025, only four months of financial information have been consolidated for the year ended December 31, 2025.
We deconsolidate entities from our results of operations on the day when we lose control. Further, the equity method of accounting is used for investments in associated companies in which we have a financial interest but do not have control over.
As of December 31, 2025 and December 31, 2024, there are no noncontrolling interest balances, as all subsidiaries of the Company are wholly-owned.

Accounting estimates
Accounting estimates
We use estimates and assumptions in the preparation of our consolidated financial statements in accordance with accounting principles generally accepted in the United States (“GAAP”). Preparation of the consolidated financial statements and accompanying notes requires that we make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements, as well as revenue and expenses during the periods reported. Our actual financial results could differ significantly from these estimates. The significant estimates underlying our consolidated financial statements include: business combinations, leases, income taxes, and share-based compensation.

Cost of revenue
Cost of revenue
Cost of revenue consists of expenses that are directly or closely correlated to revenue generation, including data center costs, third-party cloud-related service providers, salaries and share-based compensation for our data center operations staff and our customer service team who are directly involved in revenue generation. For both of the years ended December 31, 2025 and 2024, cost of revenue excludes €3.2 million of amortization expense related to internal use software and website development and for the year ended December 31, 2023, it excludes €3.1 million. Refer to footnote (2) of the consolidated statements of operations for amortization expense presentation within operating expenses.
Cash, cash equivalents and restricted cash
Cash, cash equivalents and restricted cash
Our cash and cash equivalents include cash and liquid financial instruments, consisting of time deposit investments, with original maturities of three months or less when purchased.
Restricted cash includes cash and cash equivalents that is restricted through legal contracts. Our restricted cash primarily consists of funds held as guarantee in connection with our corporate leases and foreign currency accounts. The carrying value of restricted cash approximates its fair value.
The following table reconciles cash, cash equivalents and restricted cash reported in our consolidated balance sheets to the total amount presented in our consolidated statements of cash flows:

	As of December 31,
(in thousands)	2025	2024
Cash & cash equivalents	€130,936	€133,745
Restricted cash included within current assets	135	342
Total	€131,071	€134,087

Accounts receivable
Accounts receivable
Accounts receivable are generally due within 10 to 30 days and are recorded net of an allowance for expected credit losses. We consider accounts outstanding longer than the contractual payment terms as past due. The risk characteristics we generally review when analyzing our accounts receivable pools primarily include the type of receivable, collection terms and historical or expected credit loss patterns. For each pool, we make estimates for the allowance based on the current expected credit loss ("CECL") methodology by considering a number of factors, including the length of time trade accounts receivable are past due, previous loss history continually updated for new collections data, the credit quality of our customers, current economic conditions, reasonable and supportable forecasts of future economic conditions and other factors that may affect our ability to collect from customers. The provision for estimated credit losses is recorded as general and administrative expense in our consolidated statements of operations.
In addition, accounts receivable also includes funds held by clearing companies, representing amounts collected from travelers by payment processors and not yet remitted to us. These balances typically consist of (i) settlements in process that are remitted within one to three business days after the transaction date and (ii) a holdback of approximately 10% of the traveler’s payment that is released to us upon guest check-in to mitigate potential cancellations. Amounts due from clearing companies are considered within our allowance for credit losses under the CECL model.

Investments
Investments
Our short-term investments consist of term deposit accounts with original maturity of more than three but fewer than 12 months. Our long-term investments, classified as investments and other assets, primarily consists of term deposits with maturity of more than one year.

Non-marketable equity investments
Non-marketable equity investments
We account for non-marketable equity investments over which we exercise significant influence but do not have control using the equity method. Under the equity method, investments are initially recognized at cost and adjusted to reflect the Company's interest in the investee's net earnings or losses, other comprehensive income, dividends received, and other-than-temporary impairments. Losses are limited to the extent of the Company's investment in, advances to and commitments for the investee.
For equity investments without a readily determinable fair value, we have elected to use the measurement alternative of cost less impairment. The carrying amount is subsequently remeasured to its fair value when there are observable price changes in orderly transactions for an identical or similar investment or it is impaired. Any adjustments to the carrying amount are recorded in net income/loss.
On a quarterly basis, we perform a qualitative assessment considering impairment indicators to evaluate whether these investments are impaired. Qualitative factors considered include industry and market conditions, financial performance, business prospects, and other relevant events and factors. When indicators of impairment exist, we prepare a quantitative assessment of the fair value of our equity investments, which may include using both the market and income approaches that require judgment and the use of estimates. When our assessment indicates that an impairment, that is also "other-than temporary", exists, we write down our non-marketable equity investments to fair value.

Property and equipment, net including software and website capitalization
Property and equipment, net including software and website capitalization
We record property and equipment at cost, net of accumulated depreciation and amortization. We compute depreciation using the straight-line method over the estimated useful lives of the assets, which is generally three to eight years for computer equipment, capitalized software and software development cost and furniture and other equipment. We amortize leasehold improvements using the straight-line method, over the shorter of the estimated useful life of the improvement or the remaining term of the lease.
Certain direct development costs associated with website and internal-use software are capitalized during the application development stage. Capitalized costs include external direct costs of services and payroll costs. The payroll costs are for employees devoting time to the software development projects principally related to website and mobile app development, including support systems, software coding, designing system interfaces and installation and testing of the software. These costs are recorded as property and equipment and are generally amortized over a period of three years beginning when the asset is ready for use. Costs incurred that are expected to result in additional features or functionality are capitalized and amortized over the estimated useful life of the enhancements, which is generally a period of three years. Costs incurred during the preliminary project stage, as well as maintenance and training costs, are expensed as incurred.
Certain acquired software licenses and implementation costs are capitalized during the implementation stage. Capitalized costs include the license fee, external direct costs of services provided in regards to the implementation and customization of the software, and internal payroll costs for employees involved with the implementation process. These costs are recorded as property and equipment and are amortized over the license term when the asset is ready for use. Costs incurred during the preliminary project stage, as well as maintenance and training costs, are expensed as incurred.

Leases
Leases
We determine if an arrangement is a lease at inception. Our operating leases primarily comprises of office space which includes our campus building lease. The operating leases balances are included in operating lease right-of-use ("ROU") assets and operating lease liabilities on our consolidated balance sheets. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The Company uses its estimated incremental borrowing rate as the discount rate in measuring the present value of lease payments given the rate implicit in our leases is not typically readily determinable. Estimating the incremental borrowing rate requires assessing a number of inputs including an estimated synthetic credit rating, collateral adjustments and interest rates. The operating lease ROU asset is comprised of the initial operating lease liability, adjusted for any prepaid or deferred rent payments, unamortized initial direct costs, and lease incentives received. Our lease terms include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.
Payments under our operating leases are primarily fixed, however, certain of our operating lease agreements include rental payments which are adjusted periodically for inflation. We recognize these costs as variable lease costs in our consolidated statement of operations.
For operating leases with a term of one year or less, we have elected to not recognize a lease liability or ROU asset on our consolidated balance sheet. Instead, we recognize the lease payments as expense on a straight-line basis over the lease term. Short-term lease costs are immaterial to our consolidated statements of operations and cash flows.
We have lease agreements with insignificant non-lease components and have elected the practical expedient to combine and account for lease and non-lease components as a single lease component.
Additionally, we have entered into subleases for unoccupied leased office space. We recognize sublease payments on a straight-line basis over the term of the sublease.

Business combinations
Business combinations
We assign the value of the consideration transferred to acquire a business to the tangible assets and identifiable intangible assets acquired and liabilities assumed on the basis of their fair values at the date of acquisition. Any excess purchase price over the fair value of the net tangible and intangible assets acquired is allocated to goodwill. Adjustments may be made to the preliminary purchase price allocation when facts and circumstances that existed on the date of the acquisition become known during the measurement period subsequent to the preliminary purchase price allocation, not to exceed one year from the date of acquisition. When determining the fair values of assets acquired and liabilities assumed, management makes significant estimates and assumptions, especially with respect to intangible assets. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates.

Recoverability of goodwill and indefinite-lived intangible assets
Recoverability of goodwill and indefinite-lived intangible assets
Goodwill: We assess goodwill for impairment annually as of September 30th, or more frequently, if events and circumstances indicate that an impairment may have occurred. In the evaluation of goodwill for impairment, we typically first perform a qualitative assessment to determine whether it is more likely than not that the fair value of each reporting unit is less than its carrying amount, followed by performing a quantitative assessment by comparing the fair value of the reporting unit to the carrying value, if necessary. Periodically, we may elect to bypass the initial qualitative assessment and proceed directly to the quantitative goodwill impairment test. An impairment charge is recorded based on the excess of the reporting unit's carrying amount over its fair value.
In previous periods when we have performed a quantitative goodwill impairment test, we have based the measurement of fair value of our reporting units on a blended analysis of the present value of future discounted cash flows and market valuation approach. The discounted cash flows model indicates the fair value of the reporting unit based on the present value of the cash flows that we expect the reporting unit to generate in the future. Our significant estimates in the discounted cash flows model included our weighted average cost of capital, revenue growth rates, and profitability of our business and long-term rate of growth. The market valuation approach indicated the fair value of the business based on a comparison of the reporting unit to comparable publicly traded firms in similar lines of business. Our significant estimates in the market approach model included identifying similar companies with comparable business factors, such as size, growth, profitability, risk and return on investment, assessing comparable revenue and operating income multiples, and the control premium applied in estimating the fair value of the reporting unit.
We believed the weighted use of discounted cash flows and market approach was the best method for determining the fair value of our reporting units in previous periods' quantitative tests because these are the most common valuation methodologies used within the travel and Internet industries; and the blended use of both models compensates for the inherent risks associated with either model if used on a stand-alone basis.
In addition to measuring the fair value of our reporting units as described above, we considered the combined fair values of our reporting units and corporate-level assets and liabilities in relation to the Company’s total fair value of equity as of the assessment date, which assumed our fully diluted market capitalization, using either the stock price on the valuation date or the average stock price over a range of dates around the valuation date, plus an estimated acquisition premium which was based on observable transactions of comparable companies.
Indefinite-lived intangible assets: We assess indefinite-lived intangible assets for impairment annually as of September 30th, or more frequently, if events and circumstances indicate that an impairment may have occurred. In our evaluation of our indefinite-lived intangible assets, we typically first perform a qualitative assessment to determine whether the fair value of the indefinite-lived intangible assets is more likely than not impaired. If so, we perform a quantitative assessment and an impairment charge is recorded for the excess of the carrying value of the indefinite-lived intangible assets over the fair value. Periodically, we may elect to bypass the initial qualitative assessment and proceed directly to the quantitative impairment test of indefinite-lived intangible assets. We base our measurement of the fair value of our indefinite-lived intangible assets, which consist of trade name, trademarks and domain names, on the relief-from-royalty method. This method assumes that the trade name and trademarks have value to the extent that their owner is relieved of the obligation to pay royalties for the benefits received from them. This method requires us to estimate future revenue for the brand, the appropriate royalty savings rate and an applicable discount rate.

Recoverability of intangible assets with definite lives and other long-lived assets
Recoverability of intangible assets with definite lives and other long-lived assets
Intangible assets with definite lives and other long-lived assets are carried at cost and are amortized on a straight-line basis over their estimated useful lives of generally less than seven years. We review the carrying value of long-lived assets or asset groups, including property and equipment whenever events or changes in circumstances indicate that the carrying amount of the assets might not be recoverable. Factors that would necessitate an impairment assessment include a significant adverse change in the extent or manner in which an asset is used, a significant adverse change in legal factors or the business climate that could affect the value of the asset, or a significant decline in the observable market value of an asset, among others. If such facts indicate a potential impairment, we would assess the recoverability of an asset group by determining if the carrying value of the asset group exceeds the sum of the projected undiscounted cash flows expected to result from the use and eventual disposition of the assets over the remaining economic life of the primary asset in the asset group. If the recoverability test indicates that the carrying value of the asset group is not recoverable, we will estimate the fair value of the asset group using appropriate valuation methodologies, which would typically include an estimate of discounted cash flows. Any impairment would be measured as the difference between the asset group’s carrying amount and its estimated fair value.
Income taxes
Income taxes
We record income taxes under the liability method. Under this approach, deferred tax assets and liabilities reflect our estimates of the future tax consequences from temporary differences between the book values and tax bases of our assets and liabilities. Deferred income taxes are calculated based on differences in accounting methods and timing between financial statement and income tax reporting. Accordingly, we determine the deferred tax asset or liability for each temporary difference based on the enacted tax rates expected to be applied when the related income or expense is realized. We consider many factors when assessing the likelihood of future realization of our deferred tax assets, including recent earnings by jurisdiction, forecasted future taxable income, carryforward periods available to us for tax reporting purposes, and other applicable factors. We may establish a valuation allowance to reduce deferred tax assets to the amount we believe is more likely than not to be realized. Due to inherent complexities arising from the nature of our businesses, future changes in income tax law, tax sharing agreements or variances between our actual and anticipated results of operations, we must make certain judgments and estimates. As a result, actual income taxes may materially vary from these estimates.
We account for uncertain tax positions based on a two-step process of evaluating recognition and measurement criteria. The first step assesses whether the tax position is more likely than not to be sustained upon examination by the tax authority, including resolution of any appeals or litigation, based on the technical merits of the position. If the tax position meets the more likely than not criteria, the portion of the tax benefit greater than 50% likely to be realized upon settlement with the tax authority is recognized in the financial statements. Interest and penalties related to uncertain tax positions are classified in the financial statements as a component of income tax expense.
Presentation of taxes in the statements of operations
We present taxes that we collect from advertisers and remit to government authorities on a net basis in our consolidated statements of operations.

Interest income
Interest income
Interest income presented in our consolidated statements of operations primarily consists of interest earned on our term deposits held with financial institutions and interest earned on our bank accounts.
Foreign currency translation and transaction gains and losses
Foreign currency translation and transaction gains and losses
The consolidated financial statements have been prepared in euros, the reporting currency. Certain of our operations and equity method investments outside of the Eurozone use the local currency as their functional currency. We translate revenue and expense at average exchange rates during the period and assets and liabilities at the exchange rates as of the consolidated balance sheet dates and include such foreign currency translation gains and losses as a component of other comprehensive income.
Due to the nature of our operations and our corporate structure, we also have transactions in foreign currencies other than our functional currency. We record transaction gains and losses in our consolidated statements of operations related to the recurring remeasurement and settlement of such transactions.
Foreign currency transaction gains and losses presented within other income and expense, other, net for the years ended December 31, 2025, 2024 and 2023 were as follows:

	Year ended December 31,
(in thousands)	2025	2024	2023
Foreign exchange gains/(losses), net	€604	€280	€(632)

Advertising expense
Advertising expense
We incur advertising expense consisting of offline costs, including television and radio advertising expense, online advertising expense, as well as sponsorship and endorsement expense, in order to promote our brands. A significant portion of traffic from users is directed to our websites through our participation in display advertising campaigns on search engines, advertising networks, affiliate websites and social networking sites. We consider traffic acquisition costs to be indirect advertising fees. We expense the production costs associated with advertisements in the period in which the advertisement first takes place. We expense the costs of communicating the advertisement (e.g., television airtime) as incurred each time the advertisement is shown. These costs are included in selling and marketing expense in our consolidated statements of operations.

Share-based compensation
Share-based compensation
Share-based compensation expense relates to stock awards granted in connection with the Omnibus Incentive Plan, as further discussed in "Note 9 - Share-based awards and other equity instruments". For certain employee awards classified as liabilities, we remeasure these instruments at fair value at the end of each reporting period, representing the portion of the requisite service period rendered, until the award is settled. Forfeitures are accounted for in the period that the award is forfeited.
Share Options: The majority of our share options are service-based awards. We also grant awards that contain performance conditions which vest upon achievement of certain company-based targets and awards which contain market conditions which vest upon achievement of certain market-based targets, in addition to containing service conditions. The fair value of share options accounted for as equity settled transactions is measured at the grant date (or modification date, if applicable) using an appropriate valuation model, including the Black-Scholes option pricing model and, for awards that contain market-based vesting conditions, the Monte Carlo simulation pricing model. The majority of our share option awards vest between one and three years.
Restricted Stock Units: We grant Restricted Stock Units ("RSUs"), which are stock awards entitling the holder to shares of common stock as the award vests. For RSU awards with only service-based vesting conditions, we measure the value of RSUs at fair value based on the number of shares granted and the quoted price of our common stock at the date of grant. For RSU awards which contain market conditions, we estimate the fair value using the Monte Carlo simulation model. The majority of our RSU awards vest quarterly over three years.
We amortize the fair value of service-based awards, net of actual forfeitures, as share-based compensation expense over the vesting term on a straight-line basis.
Performance and Market-Based Awards.
Awards with company-based performance conditions are assessed to determine the probability of the award vesting. If assessed as probable, we record compensation expense for these awards over the total performance and service period using the accelerated method. At each reporting period, we reassess the probability of achieving the performance targets, which requires judgment. In the event that actual results or updated estimates differ from our current estimates, the cumulative effect on current and prior periods of those changes will be recorded in the period in which estimates are revised, or the change in estimate will be applied prospectively depending on whether the change affects the estimate of total compensation cost to be recognized. The ultimate number of shares issued and the related compensation expense recognized will be based on a comparison of the final performance metrics to the specified targets.
For awards with market conditions, the probabilities of the actual number of awards expected to vest is reflected in the grant date fair values. Compensation expense for these awards is recognized over the service period using the accelerated method.
The valuation models used incorporate various assumptions including expected volatility of equity, expected term and risk-free interest rates. The expected volatility is based on historical volatility of our common stock. We use the simplified method in determining the term by using the midpoint between the vesting date and the end of the contractual term. The simplified method was used as we do not have sufficient relatable historical term data available for all award types. The share price assumption used in the model is based on our publicly traded share price on the date of grant.
Estimates of fair value are not intended to predict actual future events or the value ultimately realized by employees who receive these awards, and subsequent events are not indicative of the reasonableness of our original estimates of fair value.

Reserves available for dividend distribution
Reserves available for dividend distribution
Under Dutch law, we may only pay dividends to the extent that our shareholders’ equity (eigen vermogen) exceeds the sum of the paid-up and called-up share capital plus the reserves required to be maintained under Dutch law or by our articles of association (although we note that, presently, we are not required by our articles of association to maintain reserves in addition to those which we must maintain under Dutch law).
Subject only to such restrictions and our supervisory board's approval, any future determination to pay dividends will be at the discretion of our management board. In making a determination to pay dividends, the management board must act in the interests of our company and its business, taking into account relevant interests of our shareholders and other factors that our management board considers relevant, including our results of operations, financial condition, and future prospects.

Fair value recognition, measurement and disclosure
Fair value recognition, measurement and disclosure
The carrying amounts of cash and cash equivalents, restricted cash and short-term investments reported on our consolidated balance sheets approximate fair value as we maintain them with various high-quality financial institutions. Our accounts receivable are short-term in nature and their carrying value generally approximates fair value.
We disclose the fair value of our financial instruments based on the fair value hierarchy using the following three categories:
Level 1 - Valuations based on quoted prices for identical assets and liabilities in active markets.
Level 2 - Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.
Level 3 - Valuations based on unobservable inputs reflecting the Company’s own assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

Certain risks and concentration of credit risk
Certain risks and concentration of credit risk
Our business is subject to certain risks and concentrations including dependence on relationships with our advertisers, dependence on third-party technology providers, and exposure to risks associated with online commerce security. Our concentration of credit risk relates to depositors holding our cash and customers with significant accounts receivable balances.
Our customer base includes primarily OTAs, hotel chains and independent hotels. We perform ongoing credit evaluations of our customers and maintain allowances for potential credit losses. We generally do not require collateral or other security from our customers. Expedia Group, our controlling shareholder, and its affiliates represent 33%, 37% and 36%, respectively, of total revenue for the years ended December 31, 2025, 2024 and 2023 and 34% and 44% of total accounts receivable as of December 31, 2025 and 2024. Booking Holdings and its affiliates represent 39%, 38% and 43%, respectively, of total revenue for the years ended December 31, 2025, 2024 and 2023 and 22%, respectively, of total accounts receivable as of December 31, 2025 and 2024.

Contingent liabilities
Contingent liabilities
From time to time, we may be involved in various claims and legal proceedings relating to claims arising out of our operations, as discussed further in "Note 13 - Commitments and contingencies". Periodically, and at year end, we review the status of all significant outstanding matters to assess the potential financial exposure. When (i) it is probable that an asset has been impaired or a liability has been incurred and (ii) the amount of the loss can be reasonably estimated, we record the estimated loss in our consolidated statements of operations. We provide disclosure in the notes to the consolidated financial statements for loss contingencies that do not meet both of these conditions if there is a reasonable possibility that a loss may have been incurred that would be material to the financial statements. Significant judgment is required to determine the probability that a liability has been incurred and whether such liability is reasonably estimable. We base accruals made on the best information available at the time, which can be highly subjective. The final outcome of these matters could vary significantly from the amounts included in the accompanying consolidated financial statements.

Government grants
Government Grants
Government grants are recognized when there is reasonable assurance that the Company will comply with any conditions attached to the grant and the grant will be received. A government grant that compensates for expenses incurred is recognized in our consolidated statements of operations as a deduction from relevant expenses on a systematic basis in the periods in which the expenses are recognized. A government grant that becomes receivable for costs already incurred or for the purpose of giving immediate financial support to the Company, with no future related costs, is recognized as income in the period in which it becomes receivable.
In 2024, we received approval for €1.4 million in research and development tax credits. The credits relate to capitalized software development costs certified as eligible for refundable tax credits by the Bescheinigungsstelle Forschungszulage, as permitted by legislation passed by the German federal parliament. As a result, we recorded a €1.0 million credit to our technology and content operating expenses for the year ended December 31, 2024 primarily representing depreciation expenses already recognized in prior periods. Additionally, we recorded a €0.4 million credit in net property and equipment on our consolidated balance sheet for the year ended December 31, 2024, which will be amortized over the remaining useful life of the capitalized software.
Treasury stock
Treasury stock
The Company records the repurchase of shares of its common stock at cost on the trade date of the transaction. These shares are considered treasury stock, which is a reduction to stockholders’ equity.
Treasury stock is included in authorized and issued shares but is not considered outstanding for share count purposes, therefore is excluded from average common shares outstanding for basic and diluted earnings per share.
Treasury stock is held for the purpose of reissuance under share-based compensation plans or capital reduction (retirement). When treasury stock is reissued any gains are included as part of additional paid-in capital. Losses upon reissuance reduce additional paid-in capital to the extent that previous net gains from the same class of stock have been recognized and any losses above that are recognized as part of retained earnings (accumulated deficit). We use the first-in-first-out purchase cost to determine the cost of the treasury stock that is reissued. If treasury stock is retired, any cost in excess of par value will be recorded to retained earnings (accumulated deficit).

Adoption of new accounting pronouncements and Recent accounting policies not yet adopted
Adoption of new accounting pronouncements
Income Taxes. We adopted ASU 2023-09 related to improved income tax disclosure requirements on a retrospective basis in our consolidated financial statements for the current fiscal year ended December 31, 2025. The disclosures include specific categories in the rate reconciliation and additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than 5 percent of the amount computed by multiplying pretax income/(loss) by the applicable statutory income tax rate). See "Note 10 - Income taxes" for the updated disclosures.
Codification Improvements. In December 2025, the FASB issued ASU 2025-12 which did not prescribe any new accounting guidance, but instead made minor improvements and clarifications on several different FASB ASC topics based on comments and suggestions made by various stakeholders and published SEC Staff Accounting Bulletins. The codification improvements applicable to us were adopted effective immediately. The adoption of the new guidance did not have a material impact on our consolidated financial statements.
Recent accounting pronouncements not yet adopted
Expense Disaggregation Disclosures. In November 2024, the FASB issued ASU 2024-03 which requires enhanced disaggregated disclosures regarding income statement expenses in a tabular format. The new guidance requires relevant expense captions be disaggregated into categories, such as employee compensation, depreciation, and intangible asset amortization, included within each interim and annual income statement's expense caption, as applicable. Additionally, entities are required to disclose their selling expenses and their definition of selling expenses. The new standard is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. We are in the process of evaluating the impact of adopting this new guidance on our consolidated financial statement disclosures.
Credit Losses. In July 2025, the FASB issued ASU 2025-05, which provides a practical expedient for estimating expected credit losses on current trade receivables and contract assets arising from revenue transactions under ASC 606. The new guidance allows entities to assume that current economic conditions will remain unchanged over the remaining life of these assets, thereby simplifying the application of the CECL model. The update is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2025, with early adoption permitted. We are in the process of evaluating the impact of adopting this new guidance on our consolidated financial statements.
Internal-Use Software. In September 2025, the FASB issued ASU 2025-06, which updates the accounting guidance for costs incurred in the development of internal-use software. The new guidance eliminates the requirement to categorize costs by project stage and instead allows entities to capitalize costs when management has authorized and committed funding for a software project and it is probable the project will be completed and used as intended, unless significant development uncertainty exists. The update is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2027, with early adoption permitted. We are in the process of evaluating the impact of adopting this new guidance on our consolidated financial statements.
Government Grants. In December 2025, the FASB issued ASU 2025-10, which provides authoritative guidance on the recognition, measurement, and presentation of a grant received by a business entity from a government. The new guidance standardizes the GAAP treatment of grants, replacing ad hoc IAS 20/ASC 958 analogies and improving comparability. The update is effective for fiscal years beginning after
December 15, 2029, with early adoption permitted. We are in the process of evaluating the impact of adopting this new guidance on our consolidated financial statements.